Average Annual Total Returns - First Trust Strategic Income ETF	First Trust Strategic Income ETF 1 Year	First Trust Strategic Income ETF 5 Years	First Trust Strategic Income ETF Since Inception	First Trust Strategic Income ETF Inception Date	First Trust Strategic Income ETF After tax on distributions 1 Year	First Trust Strategic Income ETF After tax on distributions 5 Years	First Trust Strategic Income ETF After tax on distributions Since Inception	First Trust Strategic Income ETF After tax on distributions and sale of fund shares 1 Year	First Trust Strategic Income ETF After tax on distributions and sale of fund shares 5 Years	First Trust Strategic Income ETF After tax on distributions and sale of fund shares Since Inception	Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index (reflects no deduction for fees, expenses or taxes) Since Inception		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(2.49%)	4.95%	3.50%	Aug. 13, 2014	(4.20%)	3.14%	1.74%	(1.54%)	3.00%	1.89%	7.51%	[1]	4.44%	[1]	3.81%	[1]	20.89%	15.43%	13.05%	1.17%	5.56%	3.39%

[1]	The Blended Index is equally weighted to include these six indices: the Alerian MLP Index, Dow Jones U.S. Select Dividend Index, ICE BofA Fixed Rate Preferred Securities Index, ICE BofA U.S. High Yield Index, Bloomberg Barclays EM USD Aggregate Index and Bloomberg Barclays U.S. MBS Index. The Blended Index returns are calculated by using the monthly return of the six indices during each period shown above. At the beginning of each month the six indices are rebalanced to a 16.66 percentage weighting for each index to account for divergence from the percentage weighting that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance of the Blended Index for each period shown above.